Combined and Consolidated Statements of Cash Flows ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (475,968)	$ (67,039)	¥ (300,765)	¥ (244,827)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	86,268	12,151	53,634	28,231
Share-based compensation	234,624	33,046	105,219	54,283
Provision for (reversal of) allowance for credit loss	43,004	6,057	(1,810)	2,561
Loss from disposal of property and equipment			369	169
Fair value change of short-term investments	(15,095)	(2,126)	4,878	(7,717)
Share of loss in equity method investee	45	6	45	84
Foreign exchange loss (gain), net	(9)	(1)	(5,868)	10,945
Non-cash lease expenses	34,355	4,839	30,260
Inventory write-down	9,290	1,308	39,431	16,600
Gain from disposal of subsidiary	(6,129)	(863)
Changes in operating assets and liabilities:
Accounts receivable	(90,750)	(12,782)	(390,859)	(31,696)
Contract assets	(7,088)	(998)	134,244	(108,737)
Inventories	145,977	20,560	(305,553)	(237,755)
Prepayments and other current assets	(82,646)	(11,640)	(33,556)	(48,618)
Amounts due from related parties				24,788
Other non-current assets	(3,178)	(448)	2,883	(5,573)
Contract liabilities	39,545	5,570	(91,737)	113,265
Deferred tax liabilities	(35)	(5)	(27)	(113)
Accounts payable	61,529	8,666	128,863	21,834
Income tax payable				(9)
Accrued expenses and other current liabilities	80,297	11,310	(41,074)	170,125
Operating leases liabilities	(34,595)	(4,873)	(30,103)
Other non-current liabilities	37,820	5,327	5,511	13,774
Net cash (used in) provided by operating activities	57,261	8,065	(696,015)	(228,386)
Cash flows from investing activities:
Purchases of short-term investments	(5,100,868)	(718,442)	(5,586,764)	(4,812,942)
Maturity of short-term investments	4,479,302	630,896	6,978,764	3,114,287
Proceeds from disposals of property and equipment				22
Purchases of property and equipment	(406,748)	(57,289)	(231,210)	(220,096)
Purchases of land-use right				(43,188)
Purchases of intangible assets	(7,925)	(1,116)	(9,180)	(18,320)
Proceeds from government subsidies after capital expenditure	15,893	2,238
Purchases of equity securities			(30,000)
Advances to a related party			(1,964)
Cash inflow from disposal of subsidiary	14,407	2,029
Cash outflow from acquisition of subsidiary, net of cash acquired of RMB 571	(54,454)	(7,670)
Net cash (used in) provided by investing activities	(1,060,393)	(149,354)	1,119,646	(1,980,237)
Cash flows from financing activities:
Cash distribution to shareholders of Shanghai Hesai in connection with the 2021 Reorganization	(17,506)	(2,466)		(507,620)
Cash contribution from shareholders in connection with the 2021 Reorganization	17,506	2,466		507,620
Proceeds from issuance of convertible loans				1,950,338
Proceeds from issuance of ordinary shares of Hesai Group	1,225,470	172,604		453,978
Return of advances to employees in connection with share option grants				(590)
Proceeds from long-term borrowings	264,910	37,312	18,472
Proceeds from short-term borrowings	111,682	15,730
Payment of offering costs	(22,828)	(3,215)	(3,296)
Proceeds from issuance of ordinary shares upon the exercise of share options	2,872	405
Government subsidies received in advance of capital expenditure	8,250	1,162
Net cash provided by financing activities	1,590,356	223,998	15,176	2,403,726
Net increase in cash and cash equivalents	587,224	82,709	438,807	195,103
Cash, cash equivalents and restricted cash, beginning of the year	913,277	128,632	449,352	256,688
Effect of foreign exchange rate changes on cash, cash equivalents and restricted cash	57,623	8,116	25,118	(2,439)
Cash, cash equivalents and restricted cash, end of the year	1,558,124	219,457	913,277	449,352
Cash paid during the year for:
Income taxes			(1,230)	213
Interest (net of capitalized amount of nil, RMB 11 and RMB 4,433 for the years ended December 31,2021,2022 and 2023, respectively)	3,069	432
Supplemental disclosure of non-cash investing and financing activities:
Conversion of convertible loans to ordinary shares				1,950,338
Accrued purchases of property and equipment	¥ 179,839	$ 25,330	102,181	¥ 114,446
Accrued offering cost			¥ 480